SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Schedule Of Financial Information With Respect To Single Operating Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 27,864	$ 33,459	$ 7,500
Financial income, net	(5,182)	(3,208)	(1,738)
Taxes on income	4,522	8,970	58
Net loss	(14,231)	(18,754)	(33,694)
Single Operating Segment [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	27,864	33,459	7,500
Preclinical R&D expenses	15,374	20,948	17,477
Clinical R&D expenses	15,267	10,627	11,357
SG&A	9,485	9,320	9,690
Financial income, net	(5,182)	(3,215)	(1,738)
Taxes on income	4,522	8,970	58
Other segment expenses	2,629	5,563	4,350
Net loss	$ (14,231)	$ (18,754)	$ (33,694)